General information - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2025 ¥ / £ € / £ $ / £	Dec. 31, 2024 € / £ ¥ / £ $ / £	Dec. 31, 2023 € / £ $ / £ ¥ / £
USD
Disclosure of Accounting Policies [Line Items]
Average rates | $ / £	1.31	1.28	1.24
Euro
Disclosure of Accounting Policies [Line Items]
Average rates | € / £	1.17	1.18	1.15
CNY
Disclosure of Accounting Policies [Line Items]
Average rates | ¥ / £	9.44	9.19	8.81